Restructuring Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Plan 2012 and Prior Years
Restructuring Plans
Restructuring charges	$ 9	$ 17	$ 177	$ 160
Accelerated depreciation in restructuring charges			69	26	7
Restructuring reserve activity
Restructuring reserve, beginning balance of the period	193	90	90		54
Restructuring charges	9	17	177	160
Payments and other adjustments	(24)		(74)	(70)	(54)
Restructuring reserve, ending balance of the period	178		193	90
Restructuring Plan 2012 and Prior Years | Research and development
Restructuring Plans
Restructuring charges			169	69
Restructuring reserve activity
Restructuring charges			169	69
Restructuring Plan 2012 and Prior Years | Selling, general and administrative expense
Restructuring Plans
Restructuring charges			8	49
Restructuring reserve activity
Restructuring charges			8	49
Restructuring Plan 2012 and Prior Years | Cost of products sold
Restructuring Plans
Restructuring charges				42
Restructuring reserve activity
Restructuring charges				42
Restructuring Plan 2010 | Solvay
Restructuring Plans
Restructuring charges					147
Accelerated depreciation and asset impairments in restructuring charges				27	17
Restructuring reserve activity
Restructuring reserve, beginning balance of the period		20	20	112
Restructuring charges					147
Payments and other adjustments			(20)	(92)	(35)
Restructuring reserve, ending balance of the period			0	20	112
Restructuring Plan 2010 | Solvay | Research and development
Restructuring Plans
Restructuring charges					126
Restructuring reserve activity
Restructuring charges					126
Restructuring Plan 2010 | Solvay | Selling, general and administrative expense
Restructuring Plans
Restructuring charges					15
Restructuring reserve activity
Restructuring charges					15
Restructuring Plan 2010 | Solvay | Cost of products sold
Restructuring Plans
Restructuring charges					6
Restructuring reserve activity
Restructuring charges					$ 6